SCHEDULE OF RECONCILIATION OF PRC STATUTORY INCOME TAX RATE (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)		Dec. 31, 2023 CNY (¥)
Operating Loss Carryforwards [Line Items]
Statutory tax rate difference between Cayman and PRC - percentage	25.00%	25.00%	(25.00%)		25.00%
Tax rate differential for non-PRC entities			9.90%		1.00%
Tax effect of preferential tax rate - percentage	(11.70%)	(11.70%)	(5.60%)		(3.20%)
Research and development expenses bonus deduction			(12.80%)		(18.90%)
Share-based compensation - percentage	10.50%	10.50%	27.30%
Other non-deductible expenses			0.60%		2.80%
Non-taxable income - percentage			(2.90%)		(3.50%)
Change in tax rate - percentage	(17.40%)	(17.40%)		[1]	95.50%	[1]
Changes in valuation allowances - percentage	11.20%	11.20%	8.50%		(98.70%)
Other - percentage	2.10%	2.10%
Effect of additional deduction on research and development expenses - percentage	(15.80%)	(15.80%)
Other foreign jurisdictions - percentage
Effective income tax rate - percentage	0.30%	0.30%	0.00%		0.00%
Statutory tax rate difference between Cayman and PRC		¥ 27,426
Changes in valuation allowances		12,266
Share-based compensation		11,490
Others		2,284
Change in tax rate		(19,117)
Effect of additional deduction on research and development expenses		(17,361)
Tax effect of preferential tax rate		(12,789)
Effective income tax rate	$ 40	¥ 277,000	¥ 69,000
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Statutory tax rate difference between Cayman and PRC - percentage	(1.00%)	(1.00%)
Non-taxable income - percentage	(4.70%)	(4.70%)
Changes in valuation allowances - percentage	(1.90%)	(1.90%)
Statutory tax rate difference between Cayman and PRC		¥ (1,095)
Changes in valuation allowances		(2,126)
Non-taxable income		¥ (5,140)
Cayman Islands Tax Information Authority [Member]
Operating Loss Carryforwards [Line Items]
Statutory tax rate difference between Cayman and PRC - percentage	4.00%	4.00%
Other foreign jurisdictions - percentage	0.00%	0.00%
Statutory tax rate difference between Cayman and PRC		¥ 4,432
Other foreign jurisdictions		¥ 7

[1]	In October 2023, WFOE obtained the HNTE certificate with a valid period from 2023 to 2025 with a preferential tax rate of 15%, as long as it maintains the HNTE qualification and duly conducts relevant CIT filing procedures with the relevant tax authority. Consequently, WFOE applied the 15% rate for computation of current and deferred taxes for the year ended December 31, 2025. Prior to obtaining the HNTE certificate, the WFOE was subject to the statutory income tax rate of 25% for the years ended December 31, 2022.